Northwestern Mutual Series Fund, Inc.
Prospectus Supplement dated June 7, 2013

The following information supplements the Summary Prospectus for the Large Company Value Portfolio (“Portfolio”) of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2013, a copy of which you have already received, as well as the Fund’s Statutory Prospectus dated May 1, 2013 (together, the “Prospectus”). You should read this Supplement together with the Prospectus.

The name of the benchmark index currently reflected in the Portfolio’s Average Annual Total Return table is corrected to read “Russell 1000® Value Index” rather than “S&P 500® Index.” The Average Annual Total Returns reported for the benchmark index are those of the Russell 1000® Value Index and are unchanged. The revised Average Annual Total Return table is as follows:

Average Annual Total Return
(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Large Company Value Portfolio
16.47%	-0.13%	-1.19%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	-0.37%
Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
15.71%	0.35%	—